General and administrative expenses	12 Months Ended
Dec. 31, 2019
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory

Note 7 General and administrative expenses

	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Occupancy[1]	381	914	908
Rent and maintenance of IT and other equipment	718	654	570
Communication and market data services	627	638	622
Administration	551	590	612
of which: UK and German bank levies[2]	41	58	20
Marketing and public relations	317	366	419
Travel and entertainment	378	425	425
Professional fees	882	1,015	1,227
Outsourcing of IT and other services	1,158	1,427	1,597
Litigation, regulatory and similar matters[3]	165	657	434
Other	111	110	135
Total general and administrative expenses	5,288	6,797	6,949
1 Occupancy expenses decreased following the application of IFRS 16, which was adopted on 1 January 2019. Refer to Note 1b for more information. 2 The UK bank levy expenses of USD 30 million (USD 40 million for 2018 and USD 17 million for 2017) included a credit of USD 31 million (USD 45 million and USD 85 million, respectively) related to prior years. 3 Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 21 for more information. Also includes recoveries from third parties of USD 11 million, USD 29 million and USD 55 million for the years ended 31 December 2019, 31 December 2018 and 31 December 2017, respectively.

UBS AG
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory

Note 7 General and administrative expenses

	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Occupancy[1]	342	852	865
Rent and maintenance of IT and other equipment	339	326	422
Communication and market data services	517	520	544
Administration	5,176	5,383	3,644
of which: shared services costs charged by UBS Group AG or its subsidiaries	4,621	4,803	3,046
of which: UK and German bank levies[2]	41	58	20
Marketing and public relations	233	277	338
Travel and entertainment	325	367	382
Professional fees	782	870	1,086
Outsourcing of IT and other services	610	729	1,169
Litigation, regulatory and similar matters[3]	165	657	434
Other	97	95	118
Total general and administrative expenses	8,586	10,075	9,001
1 Occupancy expenses decreased following the application of IFRS 16, which was adopted on 1 January 2019. Refer to Note 1b for more information. 2 The UK bank levy expenses of USD 30 million (USD 40 million for 2018 and USD 17 million for 2017) included a credit of USD 31 million (USD 45 million and USD 85 million, respectively) related to prior years. 3 Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 21 for more information. Also includes recoveries from third parties of USD 11 million, USD 29 million and USD 55 million for the years ended 31 December 2019, 31 December 2018 and 31 December 2017, respectively.